Summary of Significant Accounting Policies - Inventory (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Raw materials	$ 385,000	$ 106,000
Work-in-process	164,000	399,000
Finished goods	154,000	46,000
Total inventory	$ 703,000	$ 551,008	$ 109,336